OPERATING DATA - Movement in the Allowance for Lifetime Expected Credit Losses (Details) - Trade accounts receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance as of beginning of year	$ 206	$ 136	$ 129
Additions	19	87	27
Write backs / utilization	(19)	(18)	(11)
Foreign exchange and others	(16)	1	(9)
Balance as of end of year	$ 190	$ 206	$ 136